Short-term investments (Tables)	12 Months Ended
Dec. 31, 2016
Short-term investments [Abstract]
Schedule of Short-Term Investments
	December 31,	December 31,
(In thousands)	2015	2016
Time deposits	—	38,829
Investments in financial instruments (note)	70,328	143,131
Total	70,328	181,960

Note:
the investments were issued by commercial banks in PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.